Shareholder remuneration system and earnings per share - Schedule of diluted earnings per share (Details) - EUR (€) € / shares in Units, € in Millions	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Diluted earnings per share [abstract]
Profit attributable to the Parent (EUR million)	€ 6,059	€ 5,241
Remuneration of contingently convertible preferred securities (CCPS) (EUR million)	(309)	(229)
Net profit for the year	5,750	5,012
Profit or Loss from discontinued operations (non controlling interest net) (EUR million)	0	0
Profit or Loss from continuing operations (CCPS net) (EUR million)	€ 5,750	€ 5,012
Weighted average number of shares outstanding (in shares)	15,664,707,190	16,279,041,269
Dilutive effect of options/receipt of shares (in shares)	70,622,287	67,704,709
Adjusted number of shares (in shares)	15,735,329,477	16,346,745,978
Diluted earnings per share (in euro per share)	€ 0.37	€ 0.31
Diluted earnings per share from discontinued operations (in euro per share)	0	0
Diluted earnings per share from continuing operations (in euro per share)	€ 0.37	€ 0.31